                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number File No. 811-1144

                      THE FINANCE COMPANY OF PENNSYLVANIA
               (Exact name of registrant as specified in charter)

            150 South Independence Mall West, Philadelphia, PA 19106
               (Address of principal executive offices)(Zip Code)

                        Charles E. Mather III, President
            150 South Independence Mall West, Philadelphia, PA 19106
                    (Name and address of agent for service)

        Registrant's telephone number, including area code 215-351-4778

                      Date of fiscal year end: December 31

                  Date of reporting period: December 31, 2006

ITEM 1.  REPORTS TO STOCKHOLDERS.

                THE REPORT TO STOCKHOLDERS IS ATTACHED HEREWITH.


                      THE FINANCE COMPANY OF PENNSYLVANIA
                                  FOUNDED 1871


                                 ANNUAL REPORT

                               DECEMBER 31, 2006

                      THE FINANCE COMPANY OF PENNSYLVANIA

                       Public Ledger Building, Suite 630
                        150 South Independence Mall West
                             Philadelphia, PA 19106

                               BOARD OF DIRECTORS
                             Charles E. Mather III

              Shaun F. O'Malley                             Jonathan D. Scott
           Herbert S. Riband, Jr.                             Peter Bedell

                                    OFFICERS
                        Charles E. Mather III, President
                  Herbert S. Riband, Jr., Secretary-Treasurer
                   Doranne H. Case, Asst. Secretary-Treasurer
                     Mary Ellen Christ, Assistant Secretary

                      THE FINANCE COMPANY OF PENNSYLVANIA
                       Public Ledger Building, Suite 630
                        150 South Independence Mall West
                             Philadelphia, PA 19106

                                                               February 16, 2007

TO OUR SHAREHOLDERS:

     We are pleased to submit your Company's one hundred and thirty-fifth Annual Report.

     The following is a summary of financial information for the years 2002 to 2006:

          NET           DIVIDENDS PAID         DEC. 31
       INVESTMENT   -----------------------   NET ASSET
YEAR    INCOME*     REGULAR   EXTRA   TOTAL     VALUE
----   ----------   -------   -----   -----   ---------
2002     25.54       14.00    15.25   29.25   $  962.46
2003     25.09       14.00    17.33   31.33   $1,146.09
2004     23.69       14.00    17.50   31.50   $1,198.28
2005     23.54       14.00    15.45   29.45   $1,227.35
2006     43.88       14.00    30.01   44.01   $1,400.33

     As a Regulated Investment Company, the Company is required to pay to its shareholders at least 98% of its ordinary income for the calendar year 2006 or pay a 4% non-deductible Federal Excise Tax on its undistributed ordinary income. Your Board of Directors has elected to distribute 100% of the ordinary income.

     We were delighted to pass to our shareholders a record extra dividend. We must caution you, however, that given the temper of the times, a dividend of this magnitude should not be anticipated in the future. We continue to do all we can to optimize our investment strategies to give our shareholders the best possible return.

     On January 31, 2007, the Company paid to the shareholders of record on December 29, 2006, the regular quarterly dividend of $3.50 and an extra dividend of $30.01, making a total dividend of $33.51. The tax law requires that the final dividend, although paid in 2007, is taxable to the shareholders in 2006.

     Common stocks and mutual funds constitute 86.23% of the portfolio of investments at market on December 31, 2006, compared with 87.30% one year earlier.

     Our equity investment adviser, Cooke & Bieler, L.P., is present at each of our Board meetings. Our fixed-income advisor, Schroder Investment Management North America, Inc., meets with our Board periodically. Both are available for consultation throughout the year.

     The officers and directors of The Finance Company of Pennsylvania assure you of their continued dedication to enhance the value of your Company, and the dividends to our shareholders.

                                           /s/ Charles E. Mather III

                                           Charles E. Mather, III, President

 *Please refer to page 15 of Annual Report for calculations.

COMPANY EXPENSES

EXAMPLE FOR A $1,000 INVESTMENT IN THE COMPANY

     As a Company shareholder, you incur ongoing costs, such as management fees and other Company expenses.

     The expense example below is intended to help you understand your ongoing costs (in dollars) of investing in the Company and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested for six months beginning July 1, 2006 and held through December 31, 2006.

     The ACTUAL RETURN line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value dividend by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

     The HYPOTHETICAL 5% RETURN line in the table below provides information about hypothetical account values and hypothetical expenses based on the Company's actual expense ratio and an assumed rate of return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Company and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                        BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID
                              VALUE             VALUE         DURING PERIOD*
                             7/1/06            12/31/06      7/1/06 - 12/31/06
                        -----------------   --------------   -----------------
ACTUAL RETURN........       $1,000.00         $1,086.45            $5.74
HYPOTHETICAL 5%
  RETURN.............       $1,000.00         $1,025.21            $5.57

     - Expenses are equal to the Company's annualized expense ratio (for the six-month period) of 1.09%, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365 (the number of days in the most recent 12-month period). The expense ratio for the most recent six-month period may differ from the expense ratio based on the one-year data in the Condensed Financial Information.

           PORTFOLIO COMPOSITION AS OF DECEMBER 31, 2006 (UNAUDITED)

       ASSET ALLOCATION -- PERCENTAGE OF THE COMPANY'S TOTAL INVESTMENTS

                           ASSET ALLOCATION PIE CHART



Short Term Investments......................................   6.01%
U.S. Agency Securities and Bonds............................   7.76%
Common Stocks and Mutual Funds..............................   86.23%

       COMMON STOCK SECTOR ALLOCATION (% OF COMPANY'S TOTAL INVESTMENTS)

                        SECTOR                          PERCENTAGE
                        ------                          ----------
Banking, Insurance and Financial Holding Companies....    30.73%
Manufacturing and Diversified.........................    23.91%
Petroleum and Mining..................................    13.87%
International.........................................     4.63%
Drugs and Pharmaceuticals.............................     4.09%
Diversified Holding...................................     3.90%
Food/Retail Merchandising.............................     2.40%
Advertising and Communications........................     2.10%
Energy................................................     0.60%

            TOP 10 STOCK HOLDINGS (% OF COMPANY'S TOTAL INVESTMENTS)

                     COMPANY NAME                       PERCENTAGE
                     ------------                       ----------
PNC Financial Services Group Inc. ....................    28.68%
Exxon Mobil Corp. ....................................    12.87%
Pennsylvania Warehousing and Safe Deposit Company.....     3.90%
Harbor International Funds............................     2.45%
Artisan International Funds...........................     2.19%
Pitney Bowes Inc. ....................................     1.59%
International Business Machines Corp. ................     1.40%
Coca Cola Co. ........................................     1.25%
Johnson & Johnson.....................................     1.20%
State Street Corp. ...................................     1.16%
                                                          ------
                Total.................................    56.69%

                        REPORT OF INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of The Finance Company of Pennsylvania

     We have audited the accompanying statement of assets and liabilities of The Finance Company of Pennsylvania (the "Company"), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the condensed financial information for each of the five years in the period then ended. These financial statements and the condensed financial information are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the condensed financial information are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at December 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of The Finance Company of Pennsylvania as of December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the condensed financial information for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Philadelphia, Pennsylvania
February 5, 2007

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2006

                              ASSETS
INVESTMENTS AT MARKET OR FAIR VALUE (NOTE 1):
     SHORT TERM INVESTMENTS (IDENTIFIED COST
           $4,178,641)................................  $ 4,178,641
     U.S. AGENCY SECURITIES & BONDS (IDENTIFIED COST
           $5,517,309)................................    5,397,899
     COMMON STOCKS & MUTUAL FUNDS (IDENTIFIED COST
           $16,979,756)...............................   57,273,623
INVESTMENTS AT MARKET OR FAIR VALUE-AFFILIATED (NOTE
  2):
     COMMON STOCKS & MUTUAL FUNDS (IDENTIFIED COST
           $71,399)...................................    2,710,596
                                                        -----------
                TOTAL INVESTMENTS.....................   69,560,759
CASH..................................................       32,223
ACCRUED INTEREST AND DIVIDENDS RECEIVABLE.............      131,592
RECEIVABLE SECURITIES SOLD AND PREPAID EXPENSES.......      771,704
                                                        -----------

                TOTAL.................................   70,496,278
                                                        -----------

                            LIABILITIES
ACCRUED EXPENSES AND TAXES (NOTE 1)...................    1,927,815
DIVIDENDS PAYABLE.....................................    1,610,083
                                                        -----------

                TOTAL.................................    3,537,898
                                                        -----------
            NET ASSETS                                  $66,958,380
                                                        ===========

                     COMPONENTS OF NET ASSETS
PAID-IN CAPITAL.......................................  $20,390,883
ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
     INCOME...........................................     (270,242)
NET ACCUMULATED REALIZED GAIN ON INVESTMENTS..........    4,024,085
NET UNREALIZED APPRECIATION ON INVESTMENTS............   42,813,654
                                                        -----------
NET ASSETS (WITH INVESTMENTS AT MARKET OR FAIR VALUE)
     EQUIVALENT TO $1,400.33 PER SHARE ON SHARES OF
     47,816 $10 PAR VALUE CAPITAL STOCK OUTSTANDING AT
     DECEMBER 31, 2006 (AUTHORIZED 232,000 SHARES)....  $66,958,380
                                                        ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006
                         SHORT TERM SECURITIES -- 6.01%

                                                                          Aggregate
                                                                            Quoted
     Face Value/                                            Identified   Market Price
  Principal Amount                                             Cost        (Note 1)
  ----------------                                          ----------   ------------
      2,688,930         BLACKROCK FED FUND #30............  $2,688,930    $2,688,930
        358,224         BLACKROCK FED. SEC. FUND #11......     664,986       664,986
         10,000         BLACKROCK TREAS. TRUST FUND #62...      10,000        10,000
        814,724         SCHRODERS -- MONEY MARKET FUND....     814,725       814,725
                                                            ----------    ----------
                                TOTAL.....................  $4,178,641    $4,178,641
                                                            ----------    ----------

                   U.S. AGENCY SECURITIES AND BONDS -- 7.76%


      Principal
       Amount
      ---------
      2,000,000         U.S. FEDERAL HOME LOAN BANK BOND
                             5.4% DUE 9/15/2014.........   2,001,943     1,963,400
         50,000         U.S. FEDERAL HOME LOAN BANK BOND
                             3.51% DUE 11/9/2007........      49,359        49,382
        150,000         U.S. FEDERAL HOME LOAN BANK BOND
                             5% DUE 1/29/2014...........     141,533       145,255
         40,000         U.S. FEDERAL HOME LOAN BANK BOND
                             5% DUE 2/25/2014...........      37,704        38,723
         60,000         U.S. FEDERAL HOME LOAN BANK BOND
                             5% DUE 9/26/2014...........      56,296        57,959
         69,000         U.S. FEDERAL HOME LOAN BANK BOND
                             5% DUE 10/15/2014..........      64,919        66,624
         25,000         ADDISON ALTON ZERO A DUE
                             11/15/2011, 11/13/2001.....      19,179        18,919
        280,000         ARKANSAS ST. DEV. FINANCIAL
                             AUTHORITY 4.8% DUE
                             9/1/2008, 8/31/2008........     280,000       277,354
        150,000         CITY OF NORTH LITTLE ROCK REF
                             A-2 7% DUE 7/20/2014,
                             7/17/2014..................      99,079        94,527
         35,000         CUYQAHOGA ECO GATEWAY-A DUE
                             6/1/2022, 11/30/2017.......      42,670        42,884

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

                 U.S. AGENCY SECURITIES AND BONDS -- CONCLUDED

                                                                        Aggregate
                                                                          Quoted
      Principal                                           Identified   Market Price
       Amount                                                Cost        (Note 1)
      ---------                                           ----------   ------------
         95,000         DALLAS FT. WORTH AIRPORT 6.6%
                             DUE 11/1/2012, 10/4/2012...  $  102,341    $   99,684
         56,186         DLJ MORTGAGE ACCEPT. CORP. 6.82%
                             DUE 10/15/2030,
                             6/15/2007..................      58,540        56,498
         30,000         EAST BATON ROUGE MTG CL A DUE
                             9/10/2014, 9/10/2014.......      19,763        19,529
        290,000         FULTON CITY, GA DEV AUTH 5.75%
                             DUE 3/1/2014, 12/14/2010...     295,515       286,155
        225,000         GLENDALE WIS CMNTY DEV AUTH 4.9%
                             DUE 10/1/2011..............     225,000       218,599
        275,000         MACHESNEY PARK, ILL 4.88% DUE
                             12/1/2010, 11/30/2010......     275,000       268,928
         75,000         NJ ECONOMIC DEV. AUTHORITY
                             5.178% DUE 11/1/2015,
                             10/1/2011..................      75,000        74,144
        340,000         PEORIA SCHOOL DISTR. DUE
                             1/1/2011, 12/31/2010.......     284,323       275,580
        150,000         ROGERS CNTY, OK HSG DUE
                             7/15/2014, 7/13/2014.......      99,634        98,862
        100,000         SPARKS REGL. MED. CTR. 6.65% DUE
                             6/15/2012, 9/4/2010........     100,999       103,653
        465,000         TEXAS ST VETS HSG 7% DUE
                             12/1/2010..................     494,593       480,750
        300,000         VERIZON NEW JERSEY 8% DUE
                             6/1/2022...................     360,910       333,738
        325,000         YORBA LINDA CA REDEV. AGENCY
                             5.25% DUE 9/01/2015........     333,009       326,752
                                                          ----------    ----------
                                TOTAL...................   5,517,309     5,397,899
                                                          ----------    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

                     COMMON STOCKS & MUTUAL FUNDS -- 86.23%

                                                                          Aggregate
       Number                                                               Quoted
         of                                                Identified    Market Price
       Shares                                                 Cost         (Note 1)
---------------------                                      -----------   ------------
                        PETROLEUM AND MINING -- 13.87%
       116,806          EXXON MOBIL CORP. ...............  $   154,159   $ 8,950,844
        10,000          PENN VIRGINIA CORP...............        2,292       700,400
                                                           -----------   -----------
                                TOTAL....................      156,451     9,651,244
                                                           -----------   -----------
                        BANKING, INSURANCE AND FINANCIAL
                        HOLDING COMPANIES -- 30.73%
       269,495          PNC FINANCIAL SERVICES GROUP
                             INC. .......................      162,862    19,953,410
        20,000          MARSH & MCLENNAN COMPANIES
                             INC. .......................      262,439       613,200
        12,000          STATE STREET CORP. ..............       88,500       809,280
                                                           -----------   -----------
                                TOTAL....................      513,801    21,375,890
                                                           -----------   -----------
                        MANUFACTURING AND DIVERSIFIED -- 23.91%
        12,900          ARAMARK CORP. CLASS B............      346,985       431,505
         8,800          AMERICAN EXPRESS CO. ............      453,426       533,896
         9,600          ANHEUSER-BUSCH COMPANIES.........      453,085       472,320
        21,000          AVON PRODUCTS, INC. .............      642,174       693,840
        11,500          CARNIVAL CORP. ..................      513,537       564,075
           200          BERKSHIRE HATHAWAY B*............      449,324       733,200
         6,400          CDW CORP. .......................      357,017       450,048
        11,100          COLGATE PALMOLIVE CO. ...........      611,145       724,164
        15,900          DELL, INC. ......................      342,168       398,931
         9,800          DOVER CORP. .....................       96,383       480,396
        18,000          DOW CHEMICAL CO. ................      116,338       718,200
        11,000          EMERSON ELECTRIC CO..............       83,724       484,990
         8,800          GANNETT INC. ....................      541,573       532,048
        17,500          GENERAL ELECTRIC CO. ............      597,934       651,175
        18,000          HARTE HANKS INC. ................      280,474       498,780
        22,500          HASBRO INC. .....................      271,125       613,125
         1,000          IDEARC INC.* ....................        6,930        28,650
        12,100          ILLINOIS TOOL WORKS..............      566,611       558,899

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

                   COMMON STOCKS & MUTUAL FUNDS -- CONTINUED

                                                                          Aggregate
       Number                                                               Quoted
         of                                                Identified    Market Price
       Shares                                                 Cost         (Note 1)
---------------------                                      -----------   ------------
        10,000          INT'L BUSINESS MACHINES CORP. ...  $   256,675   $   971,500
         5,000          INT'L SPEEDWAY CORP. ............      224,624       255,200
        13,500          JONES APPAREL GROUP..............      461,455       451,305
        11,800          KIMBERLY-CLARK CORP. ............      563,144       801,810
        22,000          MICROSOFT CORP. .................      597,740       656,920
        15,000          MOLEX INC. CLASS A...............      448,674       415,500
        20,500          PALL CORPORATION.................      419,512       708,275
        24,000          PITNEY BOWES INC. ...............      750,286     1,108,560
        10,000          QUEST DIAGNOSTICS INC. ..........      529,891       530,000
        32,000          STEELCASE INC. CL A..............      386,240       581,120
        19,100          TYCO INT'L LTD. .................      488,066       580,640
                                                           -----------   -----------
                                TOTAL....................   11,856,260    16,629,072
                                                           -----------   -----------
                        DRUGS AND PHARMACEUTICALS -- 4.09%
        10,500          ABBOTT LABORATORIES INC. ........      348,695       511,455
         7,500          BECTON DICKINSON & CO. ..........      210,697       526,125
        12,600          JOHNSON AND JOHNSON..............       69,355       831,852
         7,700          MEDCO HEALTH SOLUTIONS*..........      332,373       411,488
        13,000          MERCK & CO. INC. ................      138,569       566,800
                                                           -----------   -----------
                                                             1,099,689     2,847,720
                                                           -----------   -----------
                        ADVERTISING & COMMUNICATIONS -- 2.10%
        20,000          VERIZON COMMUNICATIONS INC. .....      171,357       744,800
        25,812          VODAPHONE GROUP PLC..............      689,960       717,057
                                                           -----------   -----------
                                                               861,317     1,461,857
                                                           -----------   -----------
                        FOOD/RETAIL MERCHANDISING -- 2.40%
        18,000          COCA COLA CO. ...................       21,581       868,500
        18,100          MCDONALDS CORP. .................      245,966       802,373
                                                           -----------   -----------
                                                               267,547     1,670,873
                                                           -----------   -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

                            PORTFOLIO OF INVESTMENTS

                               DECEMBER 31, 2006

                   COMMON STOCKS & MUTUAL FUNDS -- CONCLUDED

                                                                          Aggregate
       Number                                                               Quoted
         of                                                Identified    Market Price
       Shares                                                 Cost         (Note 1)
---------------------                                      -----------   ------------
                        ENERGY -- 0.60%
        12,500          DUKE ENERGY CORP. ...............  $   224,691   $   415,125
                                                           -----------   -----------
                        INTERNATIONAL -- 4.63%
        52,455          ARTISAN INTERNATIONAL FUNDS......    1,000,000     1,520,659
        27,421          HARBOR INTERNATIONAL FUNDS.......    1,000,000     1,701,183
                                                           -----------   -----------
                                                             2,000,000     3,221,842
                                                           -----------   -----------
                        DIVERSIFIED HOLDING -- 3.90%
           732          PENNSYLVANIA WAREHOUSING AND SAFE
                             DEPOSIT COMPANY (NOTE 2)....       71,399     2,710,596
                                                           -----------   -----------
                                TOTAL COMMON STOCKS......   17,051,155    59,984,219
                                                           -----------   -----------
                                TOTAL INVESTMENTS........  $26,747,105   $69,560,759
                                                           ===========   ===========

* Non-income producing.

                       SEE NOTES TO FINANCIAL STATEMENTS

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2006

INVESTMENT INCOME:
    INCOME:
         DIVIDENDS............................................   $ 1,548,964
         DIVIDENDS FROM AFFILIATES (NOTE 2)...................       124,440
         INTEREST.............................................       314,604
                                                                 -----------
              TOTAL...........................................     1,988,008
    EXPENSES:
         AUDITING & ACCOUNTING...................  $    80,530
         COMPENSATION............................      150,858
         COMPLIANCE FEES.........................       47,520
         CUSTODIAN...............................       26,236
         DIRECTORS' FEES.........................       52,200
         INSURANCE...............................       26,467
         INVESTMENT ADVISORY FEES (NOTE 6).......      136,244
         LEGAL...................................       51,460
         TAXES OTHER THAN INCOME TAXES...........       59,535
         OTHER OFFICE AND ADMINISTRATIVE.........       44,878
                                                   -----------
              TOTAL...........................................       675,928
                                                                 -----------
    NET INVESTMENT INCOME.....................................     1,312,080
                                                                 -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE
  4):
    REALIZED GAIN FROM SECURITY TRANSACTIONS
         (EXCLUDING SHORT-TERM INVESTMENTS):
         PROCEEDS FROM SALES.....................   15,193,482
         COST OF SECURITIES SOLD.................    8,590,252
                                                   -----------
              NET REALIZED GAIN FROM SECURITY TRANSACTIONS....     6,603,230
         REALIZED GAINS DISTRIBUTIONS FROM OTHER INVESTMENT
            COMPANIES.........................................       173,784
                                                                 -----------
              NET REALIZED GAIN...............................     6,777,014
                                                                 -----------
    UNREALIZED APPRECIATION ON INVESTMENTS-
       UNAFFILIATED:
         AT JANUARY 1, 2006......................   36,078,200
         AT DECEMBER 31, 2006....................   40,174,457
                                                   -----------
    INCREASE IN NET UNREALIZED APPRECIATION-UNAFFILIATED......     4,096,257
    UNREALIZED APPRECIATION ON INVESTMENTS-AFFILIATED:
         AT JANUARY 1, 2006......................    2,466,445
         AT DECEMBER 31, 2006....................    2,639,197
                                                   -----------
    INCREASE IN NET UNREALIZED APPRECIATION-AFFILIATED........       172,752
                                                                 -----------
    INCREASE IN NET UNREALIZED APPRECIATION...................     4,269,009
                                                                 -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS...............    11,046,023
CAPITAL GAINS TAX PAYABLE ON BEHALF OF SHAREHOLDERS (NOTE
  1)..........................................................    (1,900,551)
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..........   $10,457,552
                                                                 ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                       STATEMENT OF CHANGES IN NET ASSETS

                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

                                               2006          2005
                                            -----------   -----------
INCREASE (DECREASE) IN NET ASSETS FROM:
  OPERATIONS:
     NET INVESTMENT INCOME................  $ 1,312,080   $ 1,157,792
     NET REALIZED GAIN ON INVESTMENTS.....    6,777,014     1,472,776
     INCREASE (DECREASE) IN NET UNREALIZED
        APPRECIATION ON INVESTMENTS.......    4,269,009       555,347
     CAPITAL GAINS TAX PAYABLE ON BEHALF
        OF SHAREHOLDERS (NOTE 1)..........   (1,900,551)     (340,670)
                                            -----------   -----------
     NET INCREASE (DECREASE) IN NET ASSETS
        RESULTING FROM OPERATIONS.........   10,457,552     2,845,245
     UNDISTRIBUTED INVESTMENT INCOME
        INCLUDED IN PRICE OF SHARES
        REDEEMED..........................      (11,227)       (2,577)
     REALIZED GAIN FROM SECURITY
        TRANSACTIONS INCLUDED IN PRICE OF
        SHARES REDEEMED...................      (47,249)       (3,291)
     DIVIDENDS TO SHAREHOLDERS FROM NET
        INVESTMENT INCOME.................   (1,301,172)   (1,154,979)
     DIVIDENDS TO SHAREHOLDERS FROM
        SHORT-TERM CAPITAL GAINS..........     (805,916)     (277,166)
CAPITAL SHARE TRANSACTIONS:
     (EXCLUSIVE OF AMOUNTS ALLOCATED TO
        INVESTMENT INCOME AND NET REALIZED
        GAIN FROM SECURITY TRANSACTIONS)
        (NOTE 1):
           COST OF SHARES OF CAPITAL STOCK
             REDEEMED.....................     (938,756)     (366,630)
                                            -----------   -----------
     TOTAL INCREASE (DECREASE) IN NET
        ASSETS............................    7,353,242     1,040,602
NET ASSETS:
     BEGINNING OF YEAR....................   59,605,148    58,564,546
                                            -----------   -----------
     END OF YEAR [INCLUDING DISTRIBUTIONS
        IN EXCESS OF NET INVESTMENT INCOME
        OF ($270,242) AND ($269,923)
        RESPECTIVELY].....................  $66,958,380   $59,605,148
                                            ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

                         NOTES TO FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2006 AND 2005

1. SIGNIFICANT ACCOUNTING POLICIES
     The Company is registered under the Investment Company Act of 1940, as amended, as a regulated open-end investment company. On April 21, 1964, the stockholders approved amendments to the Articles of Incorporation whereby, since that date, the Company has held itself ready to redeem any of its outstanding shares at net asset value. Net asset value for redemptions is determined at the close of business on the day of formal tender of shares or the next day on which the New York Stock Exchange is open. Transactions in capital stock were as follows:

                                                 Number        Aggregate
                                                of Shares       Amount
                                                ---------      ---------
Shares redeemed:
     Year Ended December 31, 2006.............     748         $997,231
     Year Ended December 31, 2005.............     310         $372,497

     During 2006, the Company distributed portfolio securities with a fair market value of $497,990 and a cost of $4,286. The related gain of $493,704 has been included in Realized Gain from Security Transactions in the Company's Statement of Operations.

     The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

Portfolio Valuation
     Investments are valued using published bid quotes as of December 31, 2006. Costs used to determine realized gain or loss from securities transactions are those of the specific securities sold. Investments in non-marketable securities are valued at fair value as determined by the Board of Directors (see Note 2).

Federal Income Taxes
     No provision has been made for Federal income taxes other than capital gains tax because the Company has elected to be taxed as a regulated investment company meeting certain requirements of the Internal Revenue Code. As such, the Company is paying the applicable Federal capital gains tax for shareholders and retaining the net balance for reinvestment, except to the extent that such gains are considered to have been distributed to redeeming shareholders.

Equalization
     The Company follows the accounting practices known as "equalization" by which a portion of the costs of redemption of capital shares equivalent to the amount, on a per share basis, of distributable investment income on the date of the transaction is charged to the undistributed income, so that undistributed income per share is unaffected by Company shares redeemed. Similarly, on redemptions, a pro rata portion of realized capital gains is charged against undistributed realized gains.

Use of Estimates
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The Company's financial statements include amounts that are based on management's best estimates and judgments. Actual results could differ from those estimates.

Bond Maturity Dates
     Bonds in the portfolio of investments with a call or reset feature will have an effective maturity date earlier than the stated maturity. For such bonds, the stated maturity date is listed first and the call or reset date, if any, is listed second.

Investing in Government Sponsored Agency Securities
     The Company may invest in securities issued by the Federal Home Loan Banks ("FHLB's") and similar United States Government sponsored entities. FHLB's and other similar sponsored entities, although chartered and sponsored by U.S. Congress, are not funded by congressional appropriations and the debt and mortgage-backed securities issued by FHLB's are neither guaranteed nor insured by the United States Government.

Other
     As is common in the industry, security transactions are accounted for on the trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

2. NON-MARKETABLE SECURITY OF AFFILIATE
     There is no ready market for the below listed security. Fair value is established by the Board of Directors of The Finance Company of Pennsylvania.

     The Pennsylvania Warehousing and Safe Deposit Company is defined as an affiliate under the Investment Company Act of 1940 in that the Company owns 5% or more of the outstanding voting securities of such company. Further, if at the time of public sale of any of these shares the Company would be deemed a "control person," it would be necessary to register such shares under the Securities Act of 1933 prior to their sale.

                                                             For the
                                                           Year Ended
                              December 31, 2006           December 31,
                      ---------------------------------       2006
                      Percent   Identified      Fair        Dividend
Shares                 Owned       Cost        Value         Income
------                -------   ----------   ----------   -------------
732     Pennsylvania
        Warehousing
        and Safe
        Deposit
        Company       16.94%     $71,399     $2,710,596     $124,440
                      ======     =======     ==========     ========

3. PURCHASES AND SALES OF SECURITIES
     The aggregate cost of securities purchased, the proceeds from sales and maturities of investments, and the cost of securities sold (excluding U.S. Government short-term securities) for the year ended December 31, 2006 were:

                             Historical                      Cost of
                               Cost of     Proceeds from   Securities
                             Investments     Sales and      Sold and
                              Purchased     Maturities       Matured
                             -----------   -------------   ----------
Common stocks and mutual
  funds....................  $ 9,987,554    $13,713,984    $ 7,601,392
U.S. Agency Securities.....      299,073            -0-            -0-
Bonds......................      255,448        981,508        984,574
Short-term securities......    6,321,536      4,321,714      4,321,714
                             -----------    -----------    -----------
     Total.................  $16,863,611    $19,017,206    $12,907,680
                             ===========    ===========    ===========

     The amounts above do not include the market value and cost of shares distributed in connection with redemptions. During 2006, the company distributed common stocks with value of $497,990 and cost of $4,286.

4. DISTRIBUTIONS TO SHAREHOLDERS
     The Company hereby designates 78.64% of dividends from ordinary income declared for the year ended December 31, 2006 as qualified dividend income.

     Ordinary income and short term capital gain distributions are determined in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     The tax character of dividends and distributions declared by the Company was as follows:

                           For the Year        For the Year
                               Ended               Ended
                         December 31, 2006   December 31, 2005
                         -----------------   -----------------
Distributions paid from
  Ordinary Income......     $2,107,088          $1,432,145

5. TAX MATTERS
     For U.S. federal income purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/(depreciation) of investments at December 31, 2006 was as follows:

                Gross          Gross       Net Unrealized
              Unrealized     Unrealized    Appreciation/
Cost         Appreciation   Depreciation   (Depreciation)
----         ------------   ------------   --------------
$26,747,105   $4,386,592     $(117,583)      $4,269,009

     At December 31, 2006, there were no differences in the components of undistributable earnings on the tax basis as compared to the book basis.

6. LEASE
     The Company rents office space under a lease expiring in April 2007. The lessor company's president is an officer and director of the Company. Minimum annual rental for this space is $8,370.

7. OTHER INFORMATION FOR THE YEAR ENDED DECEMBER 31, 2006
     Directors of the Company, who are not also employees, are paid a fee for attendance at meetings of the Board of Directors and its committees. Compensation of officers amounted to $150,858.

     Investment advisory fees payable monthly to Cooke & Bieler, Inc., are based on the monthly closing portfolio value, less the value of certain investments at an annual rate of .5 of 1%.

     Investment advisory fees payable monthly to Schroder Investment Management North America Inc. are based on the monthly closing bond portfolio value at an annual rate of .3 of 1%.

8. RECENT ACCOUNTING PRONOUNCEMENTS

FASB Interpretation No. 48
     In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB No. 109." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006; with early application permitted if no interim financial statements have been issued. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of December 31, 2006, the Company has not evaluated the impact that will result from adopting FIN 48.

SFAS No. 157
     In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, (SFAS 157), "Fair Value Measurements", which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The provisions of SFAS 157 are effective for fiscal years beginning after November 15, 2007. The Company is currently evaluating the impact of adopting SFAS 157 on its financial statements. At this time, the impact to the Company's financial statements has not been determined.

9. SUBSEQUENT EVENT
     A dividend in the amount of $1,602,314 was declared on December 15, 2006 payable at $33.51 per share on January 31, 2007 to shareholders of record on December 29, 2006. This dividend consisted of $796,398 from net investment income and $805,916 from short-term capital gains.

                        CONDENSED FINANCIAL INFORMATION

Selected data for each share of capital stock outstanding throughout each period:

                                             Years Ended December 31,
                               2006        2005        2004        2003        2002
                             -------------------------------------------------------
--------------------------------------------------------------------------------------
Investment income..........  $   41.58   $   35.65   $   39.94   $   34.64   $   34.46
Expenses...................      14.14       12.11       11.25        9.55        8.92
                             ---------   ---------   ---------   ---------   ---------
Net investment income......      27.44       23.54       23.69       25.09       25.54
Dividends from net
  investment income........     (27.16)     (22.21)     (22.48)     (24.89)     (28.19)
Dividends from short-term
  capital gains............     (16.77)      (7.24)      (9.02)      (6.44)      (1.06)
Net realized gain (loss)
  and increase (decrease)
  in unrealized
  appreciation.............     189.47       34.98       60.00      189.87     (161.28)
                             ---------   ---------   ---------   ---------   ---------
Net increase (decrease) in
  net assets value.........     172.98       29.07       52.19      183.63     (164.99)
Net assets value:
  Beginning of year........   1,227.35    1,198.28    1,146.09      962.46    1,127.45
                             ---------   ---------   ---------   ---------   ---------
  End of year..............  $1,400.33   $1,227.35   $1,198.28   $1,146.09   $  962.46
                             =========   =========   =========   =========   =========
Net assets at end of period
  (in millions)............  $    66.9   $    59.6   $    58.6   $    56.5   $    47.7
Annual ratio of expenses to
  average net assets.......       1.05%       1.02%       0.98%       0.91%       0.84%
Annual ratio of net
  investment income to
  average net assets.......       2.03%       1.98%       2.06%       2.38%       2.42%
Annual portfolio turnover
  rate.....................      18.94%      18.61%      10.14%       7.28%      11.73%
Annual total investment
  return...................      17.74%       4.88%       7.30%      22.33%     (12.04%)
Number of shares
  outstanding at end of
  period in thousands......         48          49          49          49          49

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS
                     (EXCLUSIVE OF SHORT-TERM INVESTMENTS)
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2006
                                  (UNAUDITED)

                                   PURCHASES

                                     STOCKS

                                            Changes       Balance
                                             During     December 31,
                                           the Period       2006
                                           ----------   ------------
                                               Number of Shares
                                           -------------------------
Avon Products, Inc.......................     5,200         2,100
Carnival Corp. ..........................     1,000        11,500
Dell Inc. ...............................    15,900        15,900
Gannett Inc. ............................     1,800         8,800
General Electric Co. ....................     7,300        17,500
Idearc Inc. .............................     1,000         1,000
Illinois Tool Works Inc. ................    12,100        12,100
International Speedway Corp. ............     5,000         5,000
Medco Inc. ..............................     6,133         7,700
Microsoft Inc. ..........................    22,000        22,000
Quest Diagnostics Inc. ..................    10,000        10,000
Tyco International Ltd. .................     6,100        19,100
Vodaphone Group PLC .....................     3,237        25,812

                                     SALES

                                     STOCKS

                                            Changes       Balance
                                             During     December 31,
                                           the Period       2006
                                           ----------   ------------
                                               Number of Shares
                                           -------------------------
Big Lots Inc. ...........................    37,800            --
Comcast Corp. Class A Special............    13,000            --
Dover Corp. .............................    10,000         9,800
Fedex Corp. .............................     4,200            --
Gannett Inc. ............................     1,800         8,800
HCA......................................    10,000            --
Manpower Inc. ...........................     6,200            --
Microsoft Inc. ..........................    22,000        22,000
PNC Financial Services Group Inc. .......    12,399       269,495
Vodaphone Group PLC......................     3,237        25,812

                    CHANGES IN THE PORTFOLIO OF INVESTMENTS
                     (EXCLUSIVE OF SHORT-TERM INVESTMENTS)
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2006
                                  (UNAUDITED)

                              REVERSE STOCK SPLIT

                                     STOCKS

                                            Changes       Balance
                                             During     December 31,
                                           the Period       2006
                                           ----------   ------------
                                               Number of Shares
                                           -------------------------
Vodaphone Group PLC......................    (3,688)       25,812

                                   PURCHASES

                                     BONDS

                                            Changes       Balance
                                             During     December 31,
                                           the Period       2006
                                           ----------   ------------
                                                Number of Units
                                           -------------------------
Broward Cty. Fl Pro Sports Fac. 8.11%
  9/1/2028...............................   250,000            --
                               CALLS
Broward Cty. Fl Pro Sports Fac. 8.11%
  9/1/2028...............................   250,000            --
DLJ Mortgage Accept. Corp. 6.82% due
  10/15/2030.............................    12,200        56,186
Mississippi St 7.1% 9/1/2015.............   100,000            --
Miami Beach Fl Redev. 8.8% 12/1/2015.....   190,000            --
NJ Economic Dev Auth. 5.178% 11/1/2015...     5,000        75,000
Texas St Go Series A 7% 12/1/2010........    45,000       465,000
Yorba Linda CA Redev Acy 5.25% 9/1/2015..    25,000       325,000

                     SUPPLEMENTAL INFORMATION ON DIRECTORS

                (Not Part of the Company's Financial Statements)

                                 TERM OF
                               OFFICE AND                             OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS(1), POSITION(S)   LENGTH OF    PRINCIPAL OCCUPATION(S)    DIRECTOR OR NOMINEE FOR
 HELD WITH THE FUND, AND AGE   TIME SERVED     DURING PAST 5 YEARS             DIRECTOR
-----------------------------  -----------   -----------------------  ---------------------------
Interested Directors(2)
Charles E. Mather III            2008        President and Director   Director of Penn Series
  Director and President       26 years      of Mather & Co.          Funds, Inc.
  Age: 72                                    (insurance brokers)

Herbert S. Riband, Jr.           2007        Of counsel to the law    Director of Pennsylvania
  Director                     13 years      firm of Saul, Ewing LLP  Warehousing and Safe
  Age: 70                                                             Deposit Company

Non-Interested Directors
Jonathan D. Scott                2009        Partner, Veritable,      None
  Director                     17 years      L.P. (Formerly Senior
  Age: 54                                    Vice President, PNC
                                             Bank Corp.)

Shaun F. O'Malley                2009        Retired (Formerly        Director of The
  Director                     11 years      Chairman, Price          Philadelphia
  Age: 71                                    Waterhouse World         Contributionship, Horace
                                             Organization             Mann Educators Corp.,
                                             (accounting))            Federal Home Loan Mortgage
                                                                      Corp., PolyMedix Inc. and
                                                                      Philadelphia Consolidated
                                                                      Holdings, Inc.

Peter Bedell                     2007        Chairman Emeritus,       None
  Director                      2 years      Walnut Asset Management
  Age: 69                                    and Rutherford Brown &
                                             Catherwood, LLC with
                                             which he has been
                                             associated for more
                                             than five years

---------------

(1) The address of all Directors is Public Ledger Building, Suite 630, 150 South Independence Mall West, Philadelphia, PA 19106.

(2) The two interested directors are classified as such because they are executive officers of the Company.

                                    *  *  *

     The Company's Statement of Additional Information includes additional information about the Company's directors and is available without charge upon request. Call Doranne Case (collect) to request a copy.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS

     A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the Company is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, Public Ledger Building, Suite 630, 150 South Independence Mall West, Philadelphia, Pennsylvania 19106. This information is also available on the SEC's website at www.sec.gov.

     Information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, Public Ledger Building, Suite 630, 150 South Independence Mall West, Philadelphia, Pennsylvania 19106. The Company's Form N-PX is also available on the SEC's website at www.sec.gov.

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

     The Company's complete schedule of portfolio holdings for the first and third quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request, by calling 1-215-351-4778 (you may call collect) or by writing to the Company at The Finance Company of Pennsylvania, Public Ledger Building, Suite 630, 150 South Independence Mall West, Philadelphia, Pennsylvania 19106. The Company's Form N-Q is also available on the SEC's website at www.sec.gov. In addition, the Company's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

A copy of the Registrant's Code of Ethics adopted on June 9, 2004 is attached.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Registrant's Board of Directors has determined that Jonathan D. Scott, and Shaun
F. O'Malley, each a member of the Registrant's audit committee, are "audit committee financial experts," as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant's audit committee is "independent" under the standards set forth in Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

AUDIT FEES

         2006: $47,000                      2005: $43,250

(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant's financial statements and are not reported under paragraph (a) above.

AUDIT-RELATED FEES

         For services rendered to Registrant:

         2006: $00                  2005: $00

         Nature of these services: Not Applicable

         In each of the last two fiscal years there were no "Audit-Related Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

TAX FEES

         For services rendered to Registrant:

         2006: $18,000                2005: $10,000

         Nature of these services: Preparation of tax returns

         In each of the last two fiscal years there were no "Tax Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

ALL OTHER FEES

         For services rendered to Registrant:

         2006: $4,000               2005: $3,500

         Nature of these services: assistance with preparation of N-SAR;
                                   research, discussions, memoranda re various matters impacting company.

         In each of the last two fiscal years there were no "All Other Fees" required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

(e)(1) Registrant's audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant's audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant's principal accountant for services rendered to Registrant, to Registrant's investment adviser, and to any entity controlling, controlled by, or under common control with Registrant's investment adviser that provides ongoing services to Registrant.

         2006: $00                  2005: $00

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. CONTROLS AND PROCEDURES.

(a) The PRESIDENT and TREASURER of The Finance Company of Pennsylvania ("Registrant") have evaluated the disclosure controls and procedures (as defined in Rule 30a-2(c)) of the Registrant within 90 days of the filing date of this Form N-CSR and they believe that the disclosure controls and procedures are effective.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS.

(a) (1)  Not applicable.

    (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Finance Company of Pennsylvania

By: /s/ Charles E. Mather III
    --------------------------------
    Charles E. Mather III
    President

Date: March 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Charles E. Mather III
    --------------------------------
    Charles E. Mather III
    President

Date: March 8, 2007

By: /s/ Herbert S. Riband, Jr.
    --------------------------
    Herbert S. Riband, Jr.
    Secretary-Treasurer

Date: March 8, 2007